TAXES, CHARGES AND CONTRIBUTIONS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
TAXES, CHARGES AND CONTRIBUTIONS PAYABLE [Abstract]
TAXES, CHARGES AND CONTRIBUTIONS PAYABLE [Table Text Block]

	12.31.2024	12.31.2023
Fistel(1)	4,713,786	3,502,492
ICMS	1,328,010	1,360,800
PIS and COFINS	370,312	371,126
Fust and Funttel	102,773	99,710
Other taxes	199,639	167,109
Total	6,714,520	5,501,237

Current	1,585,936	1,605,505
Non-current	5,128,584	3,895,732

(1)Refers to the remaining balances from 2020 to 2024 which, according to the decisions of the Federal Regional Court of the First Region, the liability is suspended. The amount is classified as a non-current liability, being corrected by SELIC.